Shareholder’s Equity (Details) - USD ($)							12 Months Ended
	Jun. 11, 2024	May 10, 2024	Apr. 29, 2024	Sep. 26, 2023	Jun. 03, 2020	Apr. 15, 2019	Mar. 31, 2024	May 01, 2024	Mar. 01, 2024	Mar. 31, 2023	Apr. 07, 2022
Shareholder’s Equity [Line Items]
Gross proceeds of private placement (in Dollars)							$ 10,222,600
Stockholders' Equity, Reverse Stock Split							the Company effected a 1-for-20 reverse stock split on its ordinary shares
Common stock, shares, issued							1,743,362			1,184,861	12
Common stock, shares, outstanding							1,743,362			1,184,861	12
Purchase of warrants				996,000	15,625
Aggregate share percentage					6.50%	6.00%
Sale of stock units					1,250
Exercise price (in Dollars per share)				$ 5.2	$ 616.8
Statutory accounts percentage							10.00%
Reserve fund percentage							50.00%
Ordinary Shares [Member]
Shareholder’s Equity [Line Items]
Common stock, shares, issued								20	20
Common stock, shares, outstanding								20	20
Private Placement [Member]
Shareholder’s Equity [Line Items]
Shares issued				498,000
Shares issued per share (in Dollars per share)	$ 1.7	$ 1.7		$ 5.2
Gross proceeds of private placement (in Dollars)	$ 3,366,000	$ 2,737,000	$ 1,530,000	$ 2,589,600
Common stock, shares, issued	1,980,000	1,610,000		498,000
Purchase of warrants						12,501
Warrant [Member]
Shareholder’s Equity [Line Items]
Sale of stock units						1,000
Exercise price (in Dollars per share)						$ 750